Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2011
Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Change in benefit obligation
Benefit obligation at beginning of year	¥1,632,779	¥1,726,747	$20,767
Service cost	75,558	82,422	991
Interest cost	50,559	52,502	631
Plan participants’ contributions	657	1,046	13
Plan amendments	(3,080)	(1,429)	(17)
Net actuarial loss	56,843	3,830	46
Acquisition and other	(2,829)	(57,928)	(697)
Benefits paid	(83,740)	(78,012)	(938)

Benefit obligation at end of year	1,726,747	1,729,178	20,796

Change in plan assets
Fair value of plan assets at beginning of year	979,012	1,179,051	14,180
Actual return on plan assets	171,043	24,216	291
Acquisition and other	158	(39,374)	(474)
Employer contributions	111,815	96,458	1,160
Plan participants’ contributions	763	1,046	13
Benefits paid	(83,740)	(78,012)	(938)

Fair value of plan assets at end of year	1,179,051	1,183,385	14,232

Funded status	¥547,696	¥545,793	$6,564

Amounts Recognized in the Consolidated Balance Sheet associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheet as of March 31, 2010 and 2011 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Accrued expenses (Accrued pension and severance costs)	¥28,573	¥24,677	$297
Accrued pension and severance costs	678,677	668,022	8,034
Investments and other assets - other (Prepaid pension and severance costs)	(159,554)	(146,906)	(1,767)

Net amount recognized	¥547,696	¥545,793	$6,564

Amounts Recognized in Accumulated Other Comprehensive Income (loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2010 and 2011 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Net actuarial loss	¥(385,266)	¥(347,494)	$(4,179)
Prior service costs	97,587	72,324	870
Net transition obligation	(3,570)	(1,626)	(20)

Net amount recognized	¥(291,249)	¥(276,796)	$(3,329)

The Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which the Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Projected benefit obligation	¥508,501	¥500,046	$6,014
Accumulated benefit obligation	452,019	453,111	5,449
Fair value of plan assets	65,905	72,359	870

Components of the Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Service cost	¥84,206	¥75,558	¥82,422	$991
Interest cost	52,959	50,559	52,502	631
Expected return on plan assets	(43,053)	(32,251)	(42,364)	(509)
Amortization of prior service costs	(17,677)	(15,063)	(24,032)	(289)
Recognized net actuarial loss	5,752	27,246	16,095	194
Amortization of net transition obligation	1,944	1,944	1,944	23

Net periodic pension cost	¥84,131	¥107,993	¥86,567	$1,041

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net actuarial gain (loss)	¥(303,074)	¥81,949	¥(21,978)	$(264)
Recognized net actuarial loss	5,752	27,246	16,095	194
Prior service costs	2,096	3,080	1,429	17
Amortization of prior service costs	(17,677)	(15,063)	(24,032)	(289)
Amortization of net transition obligation	1,944	1,944	1,944	23
Other	17,003	2,594	40,995	493

Total recognized in other comprehensive income (loss)	¥(293,956)	¥101,750	¥14,453	$174

Weighted-Average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate	2.8%	2.8%
Rate of compensation increase	0.5 - 10.0%	0.8 - 11.0%

Weighted-Average Assumptions Used to Determine Net Periodic Pension Cost

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the years ended March 31,
	2009	2010	2011
Discount rate	2.8%	2.8%	2.8%
Expected return on plan assets	3.6%	3.6%	3.8%
Rate of compensation increase	0.1 - 10.0%	0.1 - 10.0%	0.5 - 10.0%

Summary of the Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2010 and 2011. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥471,262	¥—	¥—	¥471,262
Commingled funds	—	237,495	—	237,495

	471,262	237,495	—	708,757

Debt securities
Government bonds	79,739	—	—	79,739
Commingled funds	—	147,345	2,663	150,008
Other	39,231	19,561	928	59,720

	118,970	166,906	3,591	289,467

Insurance contracts	—	97,086	—	97,086
Other	35,774	1,449	46,518	83,741

Total	¥626,006	¥502,936	¥50,109	¥1,179,051

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥489,759	¥—	¥—	¥489,759
Commingled funds	—	180,901	—	180,901

	489,759	180,901	—	670,660

Debt securities
Government bonds	82,685	—	—	82,685
Commingled funds	—	159,232	—	159,232
Other	29,217	44,994	746	74,957

	111,902	204,226	746	316,874

Insurance contracts	—	90,972	—	90,972
Other	19,610	26,418	58,851	104,879

Total	¥621,271	¥502,517	¥59,597	¥1,183,385

	U.S. dollars in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$5,890	$—	$—	$5,890
Commingled funds	—	2,176	—	2,176

	5,890	2,176	—	8,066

Debt securities
Government bonds	995	—	—	995
Commingled funds	—	1,915	—	1,915
Other	351	541	9	901

	1,346	2,456	9	3,811

Insurance contracts	—	1,094	—	1,094
Other	236	317	708	1,261

Total	$7,472	$6,043	$717	$14,232

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2010 and 2011:

	Yen in millions
	For the year ended March 31, 2010
	Debt securities	Other	Total
Balance at beginning of year	¥5,242	¥45,825	¥51,067
Actual return on plan assets	818	(2,206)	(1,388)
Purchases, sales and settlements	(2,233)	3,467	1,234
Other	(236)	(568)	(804)

Balance at end of year	¥3,591	¥46,518	¥50,109

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥3,591	¥46,518	¥50,109
Actual return on plan assets	312	1,908	2,220
Purchases, sales and settlements	(2,948)	11,490	8,542
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥746	¥58,851	¥59,597

	U.S. dollars in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	$43	$560	$603
Actual return on plan assets	4	23	27
Purchases, sales and settlements	(35)	138	103
Other	(3)	(13)	(16)

Balance at end of year	$9	$708	$717

Expected Benefit Payments Associated with the Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥72,170	$868
2013	71,235	857
2014	73,345	882
2015	76,567	921
2016	79,591	957
from 2017 to 2021	442,737	5,324

Total	¥815,645	$9,809